UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                     811-21749

CRM Mutual Fund Trust
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, DE 19808
(Address of principal executive offices) (Zip code)

Corporation Service Company

2711 Centerville Road Suite 400

Wilmington, DE 19808
(Name and address of agent for service)

Copy to:

Lee Anne Copenhefer

Bingham McCutchen LLP

One Federal Street

Boston, MA 02110

Registrant’s telephone number, including area code: 212-326-5300

Date of fiscal year end: June 30

Date of reporting period: September 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Shares		Value
Common Stock — 95.4%
Consumer Discretionary — 9.5%
Consumer Durables & Apparel — 1.6%
179,600	Deckers Outdoor Corp.[1,2]	$6,580,544
142,550	G-III Apparel Group Ltd.[1]	5,117,545

		11,698,089

Hotels, Restaurants & Leisure — 2.6%
120,377	Churchill Downs, Inc.	7,550,045
200,250	Vail Resorts, Inc.	11,544,413

		19,094,458

Retailing — 5.3%
244,650	Children’s Place Retail Stores, Inc. (The)[1]	14,679,000
196,300	DSW, Inc. — Class A	13,097,136
178,000	Group 1 Automotive, Inc.	10,720,940

		38,497,076

Total Consumer Discretionary		69,289,623

Consumer Staples — 3.8%
Food & Staples Retailing — 1.9%
154,400	Andersons, Inc. (The)	5,814,704
230,903	Susser Holdings Corp.[1]	8,351,762

		14,166,466

Household & Personal Products — 1.9%
285,350	Elizabeth Arden, Inc.[1]	13,479,934

Total Consumer Staples		27,646,400

Energy — 3.1%
203,900	Energy XXI Bermuda Ltd.	7,126,305
293,500	Oasis Petroleum, Inc.[1]	8,649,445
85,150	Seacor Holdings, Inc.[1]	7,098,104

Total Energy		22,873,854

Financials — 24.4%
Banks — 10.6%
515,600	Associated Banc-Corp.	6,790,452
1,170,050	Boston Private Financial Holdings, Inc.	11,220,779
816,298	Capitol Federal Financial, Inc.	9,762,924
154,400	City National Corp.	7,953,144
380,700	First Midwest Bancorp, Inc.	4,777,785
399,300	Hancock Holding Co.	12,358,335
717,000	Investors Bancorp, Inc.[1]	13,078,080
594,850	MB Financial, Inc.	11,748,288

		77,689,787

Diversified Financials — 3.8%
395,450	Evercore Partners, Inc. — Class A	10,677,150
369,085	KBW, Inc.	6,078,830
318,050	Stifel Financial Corp.[1]	10,686,480

		27,442,460

Insurance — 3.3%
447,600	Alterra Capital Holdings Ltd.	10,715,544

Shares		Value
Financials — (continued)
Insurance — (continued)
331,150	Platinum Underwriters Holdings Ltd.	$13,534,101

		24,249,645

Real Estate — 6.7%
667,475	Chesapeake Lodging Trust	13,262,728
672,000	Cubesmart	8,648,640
151,800	Eastgroup Properties, Inc.	8,075,760
497,300	Potlatch Corp.	18,584,101

		48,571,229

Total Financials		177,953,121

Health Care — 7.4%
Health Care Equipment & Services — 6.4%
675,300	CONMED Corp.	19,246,050
132,150	Cooper Cos., Inc. (The)	12,482,889
253,900	Omnicell, Inc.[1]	3,529,210
320,300	STERIS Corp.	11,361,041

		46,619,190

Pharmaceuticals, Biotechnology & Life Sciences — 1.0%
182,450	BioMarin Pharmaceutical, Inc.[1]	7,347,262

Total Health Care		53,966,452

Industrials — 19.7%
Capital Goods — 13.6%
178,000	A. O. Smith Corp.	10,242,120
160,950	Acuity Brands, Inc.	10,186,525
223,900	Applied Industrial Technologies, Inc.	9,276,177
526,071	Barnes Group, Inc.	13,157,036
6,931,150	Capstone Turbine Corp.[1]	6,931,150
507,650	ITT Corp.	10,229,147
384,600	Quanex Building Products Corp.	7,245,864
204,071	RBC Bearings, Inc.[1]	9,815,815
256,450	Robbins & Myers, Inc.	15,284,420
288,650	Thermon Group Holdings, Inc.[1]	7,213,364

		99,581,618

Commercial & Professional Services — 6.1%
382,115	G & K Services, Inc. — Class A	11,964,021
463,500	Geo Group, Inc. (The)	12,825,045
834,950	Interface, Inc.	11,029,689
745,600	Kforce, Inc.[1]	8,790,624

		44,609,379

Total Industrials		144,190,997

Information Technology — 13.0%
Semiconductors & Semiconductor Equipment — 3.1%
1,390,600	Atmel Corp.[1]	7,314,556
527,500	Fairchild Semiconductor International, Inc.[1]	6,920,800
510,350	International Rectifier Corp.[1]	8,517,741

		22,753,097

See accompanying notes.	CRM Funds

1

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

Shares		Value
Information Technology — (continued)
Software & Services — 6.4%
855,104	Actuate Corp.[1]	$6,011,381
601,900	Convergys Corp.	9,431,773
180,600	Fair Isaac Corp.	7,993,356
224,705	J2 Global Inc.[2]	7,374,818
941,600	Monster Worldwide, Inc.[1]	6,901,928
852,100	Sapient Corp.[1]	9,083,386

		46,796,642

Technology Hardware & Equipment — 3.5%
1,755,748	Intermec, Inc.[1]	10,903,195
3,670,300	Quantum Corp.[1]	5,909,183
688,250	Super Micro Computer, Inc.[1]	8,279,648

		25,092,026

Total Information Technology		94,641,765

Materials — 5.5%
406,000	Buckeye Technologies, Inc.	13,016,360
950,504	Calgon Carbon Corp.[1]	13,601,712
254,100	Carpenter Technology Corp.	13,294,512
7,956	Innophos Holdings, Inc.	385,787

Total Materials		40,298,371

Utilities — 9.0%
379,550	El Paso Electric Co.	12,999,587
298,400	Hawaiian Electric Industries, Inc.[2]	7,850,904
434,500	NorthWestern Corp.	15,741,935
361,250	Southwest Gas Corp.	15,967,250
366,450	UIL Holdings Corp.	13,140,897

Total Utilities		65,700,573

Total Common Stock (Cost $625,406,067)		696,561,156

Short-Term Investments — 4.8%
18,129,446	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.16%[3]	18,129,446
16,698,975	Blackrock Liquidity Funds TempFund Portfolio — Institutional Series, 0.14%[3]	16,698,975

Total Short-Term Investments (Cost $34,828,421)		34,828,421

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 100.2% (Cost $660,234,488)		731,389,577

Principal		Value
Short-Term Investments Held As Collateral For Loaned Securities — 1.3%
Repurchase Agreements
1,179,482	With Barclays: at 0.20%, dated 09/28/12, to be repurchased on 10/01/12, repurchase price $1,179,502 (collateralized by U.S. Treasury Notes, par values ranging from $540,428 - $550,639, coupon rates ranging from 2.375% - 3.50%, 10/31/14 - 02/15/18; total market value $1,203,072)	$1,179,482
2,888,400	With Deutsche Bank: at 0.25%, dated 09/28/12, to be repurchased on 10/01/12, repurchase price $2,888,460 (collateralized by Federal Home Loan Mortgage Corporation, par values ranging from $825,651 - $3,055,946, coupon rates ranging from 6.00% - 7.00%, 03/01/39 - 09/01/42; total market value $2,975,052)	2,888,400
2,888,400	With JPMorgan: at 0.24%, dated 09/28/12, to be repurchased on 10/01/12, repurchase price $2,888,458 (collateralized by Federal National Mortgage Association, par values ranging from $5,203 - $1,258,754, coupon rates ranging from 2.216% - 7.00%, 05/01/16 - 03/01/52; total market value $2,975,096)	2,888,400
2,888,400	With UBS: at 0.21%, dated 09/28/12, to be repurchased on 10/01/12, repurchase price $2,888,451 (collateralized by Federal National Mortgage Association, par value $2,976,554, coupon rate 0.00%, 03/27/13; total market value $2,975,066)	2,888,400

Total Short-Term Investments Held As Collateral For Loaned Securities (Cost $9,844,682)		9,844,682

Total Investments — 101.5% (Cost $670,079,170)[4]		741,234,259	[5]
Liabilities in Excess of Other Assets — (1.5%)		(11,273,983)

Total Net Assets — 100.0%		$729,960,276

See accompanying notes.	CRM Funds

2

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2012 (Unaudited)

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of September 30, 2012 is as follows:

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities Common Stock	$696,561,156	$696,561,156	—	—
Short-Term Investments	34,828,421	34,828,421	—	—
Exchange-Traded Funds	—	—	—	—
Short-Term Investments Held as Collateral for Loaned Securities	9,844,682	—	$9,844,682	—

Total	$741,234,259	$731,389,577	$9,844,682	—

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	Rate represents an annualized yield at date of measurement.
[4]

The cost for Federal income tax purposes was $681,222,418. At September 30, 2012, net unrealized appreciation was $60,011,841. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $106,246,772, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $46,234,931.

[5]

At September 30, 2012, the market value of securities on loan for the CRM Small Cap Value Fund was $11,867,105. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Funds’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

See accompanying notes.	CRM Funds

3

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Shares		Value
Common Stock — 95.2%
Consumer Discretionary — 7.9%
Consumer Durables & Apparel — 3.3%
207,600	Deckers Outdoor Corp.[1,2]	$7,606,464
242,294	Harman International Industries, Inc.	11,184,291
168,600	Warnaco Group, Inc. (The)[1]	8,750,340

		27,541,095

Hotels, Restaurants & Leisure — 1.6%
336,700	Hyatt Hotels Corp. — Class A1	13,518,505

Retailing — 3.0%
730,400	American Eagle Outfitters, Inc.	15,396,832
155,050	DSW, Inc. — Class A	10,344,936

		25,741,768

Total Consumer Discretionary		66,801,368

Consumer Staples — 8.5%
Food, Beverage & Tobacco — 7.4%
294,550	Dr Pepper Snapple Group, Inc.	13,116,312
491,793	Hillshire Brands Co.	13,170,217
268,600	Ingredion, Inc.	14,815,976
101,950	J.M. Smucker Co. (The)	8,801,343
178,550	Ralcorp Holdings, Inc.[1]	13,034,150

		62,937,998

Household & Personal Products — 1.1%
123,350	Clorox Co. (The)	8,887,367

Total Consumer Staples		71,825,365

Energy — 4.2%
154,050	Cimarex Energy Co.	9,019,627
259,000	Oceaneering International, Inc.	14,309,750
255,100	Whiting Petroleum Corp.[1]	12,086,638

Total Energy		35,416,015

Financials — 15.5%
Banks — 8.1%
688,500	Associated Banc-Corp.	9,067,545
927,850	Fifth Third Bancorp	14,390,954
556,400	Hancock Holding Co.	17,220,580
1,503,800	KeyCorp.	13,143,212
1,618,950	TFS Financial Corp.[1]	14,683,876

		68,506,167

Diversified Financials — 3.0%
71,150	Affiliated Managers Group, Inc.[1]	8,751,450
556,150	Lazard Ltd. — Class A	16,256,264

		25,007,714

Insurance — 1.6%
353,450	WR Berkley Corp.	13,250,841

Real Estate — 2.8%
489,250	Rayonier, Inc.	23,978,142

Total Financials		130,742,864

Shares		Value
Health Care — 7.5%
Health Care Equipment & Services — 4.0%
392,050	CIGNA Corp.	$18,492,998
164,400	Cooper Cos., Inc. (The)	15,529,224

		34,022,222

Pharmaceuticals, Biotechnology & Life Sciences — 3.5%
210,250	BioMarin Pharmaceutical, Inc.[1]	8,466,768
373,500	Hospira, Inc.[1]	12,258,270
121,050	Techne Corp.	8,708,337

		29,433,375

Total Health Care		63,455,597

Industrials — 19.8%
Capital Goods — 15.9%
313,250	BE Aerospace, Inc.[1]	13,187,825
499,400	Fortune Brands Home & Security, Inc.[1]	13,488,794
364,100	Lincoln Electric Holdings, Inc.	14,218,105
188,050	Pall Corp.	11,939,294
120,568	Regal-Beloit Corp.	8,497,632
170,990	Snap-On, Inc.	12,289,051
78,450	SPX Corp.	5,131,414
267,350	Stanley Black & Decker, Inc.	20,385,438
315,250	United Rentals, Inc.[1]	10,311,828
194,834	WESCO International, Inc.[1]	11,144,505
570,000	Xylem, Inc.	14,335,500

		134,929,386

Commercial & Professional Services — 3.9%
152,400	Dun & Bradstreet Corp. (The)	12,134,088
268,400	Equifax, Inc.	12,502,072
304,650	Robert Half International, Inc.	8,112,830

		32,748,990

Total Industrials		167,678,376

Information Technology — 16.5%
Semiconductors & Semiconductor Equipment — 2.0%
1,216,300	Atmel Corp.[1]	6,397,738
1,574,640	LSI Corp.[1]	10,880,762

		17,278,500

Software & Services — 12.3%
446,310	BMC Software, Inc.[1]	18,517,402
335,467	IAC/InterActiveCorp.	17,464,412
301,200	Informatica Corp.[1]	10,484,772
181,900	MICROS Systems, Inc.[1]	8,934,928
1,100,750	Monster Worldwide, Inc.[1,2]	8,068,498
693,890	Parametric Technology Corp.[1]	15,126,802
599,200	Total System Services, Inc.	14,201,040
502,300	Vantiv, Inc. — Class A1	10,824,565

		103,622,419

Technology Hardware & Equipment — 2.2%
327,920	Avnet, Inc.[1]	9,539,193

See accompanying notes.	CRM Funds

1

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

Shares		Value
Information Technology — (continued)
Technology Hardware & Equipment — (continued)
1,425,800	Intermec, Inc.[1]	$8,854,218

		18,393,411

Total Information Technology		139,294,330

Materials — 4.8%
153,550	Airgas, Inc.	12,637,165
163,600	Ashland, Inc.	11,713,760
291,200	FMC Corp.	16,126,656

Total Materials		40,477,581

Utilities — 10.5%
198,650	Alliant Energy Corp.	8,619,424
428,650	American Water Works Co., Inc.	15,885,769
489,300	CMS Energy Corp.	11,523,015
904,700	NV Energy, Inc.	16,293,647
223,700	OGE Energy Corp.	12,406,402
245,500	SCANA Corp.	11,850,285
344,900	UIL Holdings Corp.	12,368,114

Total Utilities		88,946,656

Total Common Stock (Cost $696,987,292)		804,638,152

Short-Term Investments — 4.3%
18,273,032	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.16%[3]	18,273,032
18,273,032	Blackrock Liquidity Funds TempFund Portfolio — Institutional Series, 0.14%[3]	18,273,032

Total Short-Term Investments (Cost $36,546,064)		36,546,064

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 99.5% (Cost $733,533,356)		841,184,216

Principal		Value
Short-Term Investments Held As Collateral For Loaned Securities — 1.3%
Repurchase Agreements
1,252,348	With Barclays: at 0.20%, dated 09/28/12, to be repurchased on 10/01/12, repurchase price $1,252,369 (collateralized by U.S. Treasury Notes, par values ranging from $573,814 - $584,656, coupon rates ranging from 2.375% - 3.50%, 10/31/14 - 02/15/18; total market value $1,277,395)	$ 1,252,348
3,160,072	With Deutsche Bank: at 0.25%, dated 09/28/12, to be repurchased on 10/01/12, repurchase price $3,160,138 (collateralized by Federal Home Loan Mortgage Corporation, par values ranging from $903,309 - $3,343,376, coupon rates ranging from 6.00% - 7.00%, 03/01/39 - 09/01/42; total market value $3,254,874)	3,160,072
3,160,072	With JPMorgan: at 0.24%, dated 09/28/12, to be repurchased on 10/01/12, repurchase price $3,160,135 (collateralized by Federal National Mortgage Association, par values ranging from $5,693 - $1,377,147, coupon rates ranging from 2.216% - 7.00%, 05/01/16 - 03/01/52; total market value $3,254,922)	3,160,072
3,160,072	With UBS: at 0.21%, dated 09/28/12, to be repurchased on 10/01/12, repurchase price $3,160,127 (collateralized by Federal National Mortgage Association, par value $3,256,517, coupon rate 0.00%, 03/27/13; total market value $3,254,889)	3,160,072

Total Short-Term Investments Held As Collateral For Loaned Securities (Cost $10,732,564)		10,732,564

Total Investments — 100.8% (Cost $744,265,920)[4]		851,916,780	[5]
Liabilities in Excess of Other Assets — (0.8%)		(6,518,458)

Total Net Assets — 100.0%		$845,398,322

See accompanying notes.	CRM Funds

2

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2012 (Unaudited)

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of September 30, 2012 is as follows:

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities Common Stock	$804,638,152	$804,638,152	—	—
Short-Term Investments	36,546,064	36,546,064	—	—
Short-Term Investments Held as Collateral for Loaned Securities	10,732,564	—	$10,732,564	—

Total	$851,916,780	$841,184,216	$10,732,564	—

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	Rate represents an annualized yield at date of measurement.
[4]

The cost for Federal income tax purposes was $755,196,759. At September 30, 2012, net unrealized appreciation was $96,720,021. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $127,663,011, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $30,942,990.

[5]

At September 30, 2012, the market value of securities on loan for the CRM Small/Mid Cap Value Fund was $12,976,138. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

See accompanying notes.	CRM Funds

3

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Shares		Value
Common Stock — 95.4%
Consumer Discretionary — 11.8%
Consumer Durables & Apparel — 1.9%
3,173,851	Newell Rubbermaid, Inc.	$60,588,816

Consumer Services — 1.5%
808,500	Starwood Hotels & Resorts Worldwide, Inc.	46,860,660

Media — 2.0%
1,115,007	McGraw-Hill Companies, Inc. (The)	60,868,232

Retailing — 6.4%
515,175	Bed Bath & Beyond, Inc.[1]	32,456,025
1,260,750	Dollar General Corp.[1]	64,979,055
924,550	Ltd. Brands, Inc.	45,543,333
1,068,625	Nordstrom, Inc.	58,966,727

		201,945,140

Total Consumer Discretionary		370,262,848

Consumer Staples — 5.3%
Food, Beverage & Tobacco — 4.3%
1,522,100	General Mills, Inc.	60,655,685
573,254	Hershey Co. (The)	40,637,976
373,750	J.M. Smucker Co. (The)	32,265,838

		133,559,499

Household & Personal Products — 1.0%
452,300	Clorox Co. (The)	32,588,215

Total Consumer Staples		166,147,714

Energy — 7.3%
2,186,450	Cameco Corp.	42,526,452
960,200	Cameron International Corp.[1]	53,838,414
473,800	Continental Resources, Inc.[1]	36,435,220
1,841,200	Marathon Oil Corp.	54,444,284
904,900	Whiting Petroleum Corp.[1]	42,874,162

Total Energy		230,118,532

Financials — 19.2%
Banks — 6.5%
1,307,450	CIT Group, Inc.[1]	51,500,456
3,247,900	Fifth Third Bancorp	50,374,929
5,632,200	KeyCorp.	49,225,428
1,841,135	SunTrust Banks, Inc.	52,048,886

		203,149,699

Diversified Financials — 6.1%
893,254	CME Group, Inc.	51,183,454
365,751	IntercontinentalExchange, Inc.[1]	48,794,841
1,010,000	Northern Trust Corp.	46,879,150
1,085,250	State Street Corp.	45,537,090

		192,394,535

Insurance — 5.5%
1,144,700	Arch Capital Group Ltd.	47,711,096

Shares		Value
Financials — (continued)
Insurance — (continued)
732,150	Chubb Corp. (The)	$55,848,402
2,087,100	Marsh & McLennan Companies, Inc.	70,815,303

		174,374,801

Real Estate — 1.1%
1,848,050	CBRE Group, Inc — Class A1	34,022,600

Total Financials		603,941,635

Health Care — 10.5%
Health Care Equipment & Services — 9.1%
1,375,900	AmerisourceBergen Corp.	53,261,089
1,874,800	CareFusion Corp.[1]	53,225,572
1,457,150	CIGNA Corp.	68,733,765
1,495,577	St. Jude Medical, Inc.	63,008,659
871,963	Stryker Corp.	48,533,461

		286,762,546

Pharmaceuticals, Biotechnology & Life Sciences — 1.4%
1,287,950	Hospira, Inc.[1]	42,270,519

Total Health Care		329,033,065

Industrials — 13.5%
Capital Goods — 12.3%
1,285,200	Cooper Industries PLC[2]	96,467,112
453,750	MSC Industrial Direct Co., Inc. — Class A	30,609,975
943,200	Owens Corning[1]	31,559,472
1,143,600	Pentair Ltd.[3]	50,901,636
990,011	Stanley Black & Decker, Inc.	75,488,339
3,758,300	Tyco International Ltd.	102,977,420

		388,003,954

Commercial & Professional Services — 1.2%
472,200	Dun & Bradstreet Corp. (The)	37,596,564

Total Industrials		425,600,518

Information Technology — 12.3%
Semiconductors & Semiconductor Components — 1.4%
1,597,450	Maxim Integrated Products, Inc.	42,524,119

Semiconductors & Semiconductor Equipment — 1.2%
5,582,045	LSI Corp.[1]	38,571,931

Software & Services — 7.7%
1,662,178	BMC Software, Inc.[1]	68,963,765
765,350	Check Point Software Technologies Ltd.[1]	36,859,256
760,850	Global Payments, Inc.	31,826,356
2,186,304	Parametric Technology Corp.[1]	47,661,427
23,100	Western Union Co. (The)	420,882
3,618,700	Yahoo!, Inc.[1]	57,808,732

		243,540,418

Technology Hardware & Equipment — 2.0%
1,247,950	Motorola Solutions, Inc.	63,083,873

Total Information Technology		387,720,341

CRM Funds

1

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

Shares		Value
Materials — 5.8%
609,050	Airgas, Inc.	$50,124,815
506,188	Ashland, Inc.	36,243,061
1,987,900	MeadWestvaco Corp.	60,829,740
311,500	PPG Industries, Inc.	35,772,660

Total Materials		182,970,276

Utilities — 9.7%
1,495,893	American Water Works Co., Inc.	55,437,795
1,769,671	CMS Energy Corp.	41,675,752
2,487,900	NiSource, Inc.	63,391,692
1,510,900	Northeast Utilities	57,761,707
851,150	SCANA Corp.	41,085,010
1,675,250	Xcel Energy, Inc.	46,421,178

Total Utilities		305,773,134

Total Common Stock (Cost $2,622,200,379)		3,001,568,063

Short-Term Investments — 3.2%
50,764,781	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.16%[4]	50,764,781
50,764,781	Blackrock Liquidity Funds TempFund Portfolio — Institutional Series, 0.14%[4]	50,764,781

Total Short-Term Investments (Cost $101,529,562)		101,529,562

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 98.6% (Cost $2,723,729,941)		3,103,097,625

Principal		Value
Short-Term Investments Held As Collateral For Loaned Securities — 0.5%
Repurchase Agreements
4,160,416	With Barclays: at 0.20%, dated 09/28/12, to be repurchased on 10/01/12, repurchase price $4,160,485 (collateralized by U.S. Treasury Notes, par value ranging from $1,906,284 - $1,942,282, coupon rates ranging from 2.375% - 3.500%, 10/31/14 - 02/15/18; total market value $4,243,625)	$4,160,416

Principal		Value
4,160,416	With Deutsche Bank: at 0.25%, dated 09/28/12, to be repurchased on 10/01/12, repurchase price $4,160,503 (collateralized by Federal Home Loan Mortgage Corporation, par value ranging from $1,189,258 - $4,401,747, coupon rates ranging from 6.000% - 7.000%, 03/01/39 - 09/01/42; total market value $4,285,229)	$ 4,160,416
4,160,416	With JPMorgan: at 0.24%, dated 09/28/12, to be repurchased on 10/01/12, repurchase price $4,160,499 (collaterized by Federal National Mortgage Association, par value ranging from $7,495 - $1,813,094, coupon rates ranging from 2.216% - 7.000%, 05/01/16 - 03/01/52; total market value $4,285,291)	4,160,416
875,877	With RBS: at 0.22%, dated 09/28/12, to be repurchased on 10/01/12, repurchase price $875,893 (collateralized by U.S. Treasury Inflationary Notes, par value ranging from $14,649 - $118,243, coupon rates ranging from 0.500% - 2.750%, 11/30/12 - 08/15/20; total market value $893,397)	875,877
4,160,416	With UBS: at 0.21%, dated 09/28/12, to be repuchased on 10/01/12, repurchase price $4,160,488 (collateralized by Federal National Mortgage Association, par value $4,287,392, 0.000%, 03/27/13; total market value $4,285,248)	4,160,416

Total Short-Term Investments Held As Collateral For Loaned Securities (Cost $17,517,541)		17,517,541

Total Investments — 99.1% (Cost $2,741,247,482)[5]		3,120,615,166	[6]
Other Assets in Excess of Liabilities — 0.9%		26,957,225

Total Net Assets — 100.0%		$3,147,572,391

CRM Funds

2

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2012 (Unaudited)

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of September 30, 2012 is as follows:

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities Common Stock	$3,001,568,063	$3,001,568,063	—	—
Short-Term Investments	101,529,562	101,529,562	—	—
Short-Term Investments Held as Collateral for Loaned Securities	17,517,541	—	$17,517,541	—

Total	$3,120,615,166	$3,103,097,625	$17,517,541	—

[1]	Non-income producing security.
[2]	PLC — Public Limited Company.
[3]	Security partially or fully on loan.
[4]	Rate represents an annualized yield at date of measurement.
[5]

The cost for Federal income tax purposes was $2,773,060,697. At September 30, 2012, net unrealized appreciation was $347,554,469. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $408,914,014, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $61,359,545.

[6]

At September 30, 2012, the market value of securities on loan for the CRM Mid Cap Value Fund was $17,163,254. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities

CRM Funds

3

CRM FUNDS

CRM LARGE CAP OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Shares		Value
Common Stock — 95.5%
Consumer Discretionary — 12.3%
Consumer Durables & Apparel — 1.1%
11,900	Harman International Industries, Inc.	$549,304

Consumer Services — 1.5%
12,450	Starwood Hotels & Resorts Worldwide, Inc.	721,602

Media — 3.7%
18,400	McGraw-Hill, Inc. (The)	1,004,456
17,100	Time Warner, Inc.	775,143

		1,779,599

Retailing — 6.0%
8,650	Bed Bath & Beyond, Inc.[1]	544,950
18,950	Dollar General Corp.[1]	976,683
16,000	Nordstrom, Inc.	882,880
7,910	Target Corp.	502,048

		2,906,561

Total Consumer Discretionary		5,957,066

Consumer Staples — 7.1%
Food, Beverage & Tobacco — 7.1%
15,300	Coca-Cola Co. (The)	580,329
25,450	General Mills, Inc.	1,014,182
27,100	Kraft Foods, Inc. — Class A	1,120,585
10,250	PepsiCo, Inc.	725,393

Total Consumer Staples		3,440,489

Energy — 12.4%
36,500	Cameco Corp.	709,925
8,200	Chevron Corp.	955,792
7,900	EOG Resources, Inc.	885,195
27,600	Marathon Oil Corp.	816,132
8,700	National Oilwell Varco, Inc.	696,957
13,150	Occidental Petroleum Corp.	1,131,689
11,200	Schlumberger Ltd.	810,096

Total Energy		6,005,786

Financials — 19.8%
Banks — 2.7%
20,650	PNC Financial Services Group, Inc.	1,303,015

Diversified Financials — 8.1%
16,750	Capital One Financial Corp.	954,918
5,300	IntercontinentalExchange, Inc.[1]	707,073
29,400	JPMorgan Chase & Co.	1,190,112
16,500	State Street Corp.	692,340
29,800	UBS AG	362,964

		3,907,407

Insurance — 5.3%
23,400	American International Group, Inc.[1]	767,286

Shares		Value
Financials — (continued)
Insurance — (continued)
9,650	Chubb Corp. (The)	$736,102
31,700	Marsh & McLennan, Inc.	1,075,581

		2,578,969

Real Estate — 3.7%
9,570	American Tower Corp.	683,202
22,800	Rayonier, Inc.	1,117,428

		1,800,630

Total Financials		9,590,021

Health Care — 12.3%
Health Care Equipment & Services — 6.6%
12,600	Covidien PLC[2]	748,692
9,750	McKesson Corp.	838,792
22,650	St. Jude Medical, Inc.	954,245
12,400	Stryker Corp.	690,184

		3,231,913

Pharmaceuticals, Biotechnology & Life Sciences — 5.7%
21,500	Hospira, Inc.[1]	705,630
16,300	Merck & Co., Inc.	735,130
32,600	Pfizer, Inc.	810,110
10,700	Roche Holding AG, ADR[3]	502,793

		2,753,663

Total Health Care		5,985,576

Industrials — 12.2%
Capital Goods — 12.2%
52,400	General Electric Co.	1,190,004
10,500	Pall Corp.	666,645
17,500	Pentair Ltd.	778,925
3,060	Precision Castparts Corp.	499,820
15,000	Stanley Black & Decker, Inc.	1,143,750
59,300	Tyco International Ltd.	1,624,820

Total Industrials		5,903,964

Information Technology — 15.9%
Software & Services — 10.2%
12,700	Automatic Data Processing, Inc.	744,982
26,130	BMC Software, Inc.[1]	1,084,134
1,000	Google, Inc. — Class A1	754,500
19,310	IAC/InterActiveCorp.	1,005,279
15,500	Microsoft Corp.	461,590
55,100	Yahoo!, Inc.[1]	880,222

		4,930,707

Technology Hardware & Equipment — 5.7%
31,600	EMC Corp.[1]	861,732
19,050	Motorola Solutions, Inc.	962,978
15,450	QUALCOMM, Inc.	965,470

		2,790,180

Total Information Technology		7,720,887

Utilities — 3.5%
24,400	Northeast Utilities	932,812

CRM Funds

1

CRM FUNDS

CRM LARGE CAP OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2012 (Unaudited)

Shares		Value
Utilities — (continued)
26,800	Xcel Energy, Inc.	$742,628

Total Utilities		1,675,440

Total Common Stock (Cost $40,913,053)		46,279,229

Short-Term Investments — 6.2%
1,507,792	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.16%[4]	1,507,792
1,507,792	Blackrock Liquidity Funds TempFund Portfolio — Institutional Series, 0.14%[4]	1,507,792

Total Short-Term Investments (Cost $3,015,584)		3,015,584

Total Investments — 101.7% (Cost $43,928,637)[5]		49,294,813
Liabilities in Excess of Other Assets — (1.7%)		(821,164)

Total Net Assets — 100.0%		$48,473,649

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of September 30, 2012 is as follows:

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities Common Stock	$46,279,229	$46,279,229	—	—
Short-Term Investments	3,015,584	3,015,584	—	—

Total	$49,294,813	$49,294,813	—	—

[1]	Non-income producing security.
[2]	PLC — Public Limited Company.
[3]	ADR — American Depository Receipt.
[4]	Rate represents an annualized yield at date of measurement.
[5]

The cost for Federal income tax purposes was $44,556,407. At September 30, 2012, net unrealized appreciation was $4,738,406. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $5,595,609, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $857,203.

CRM Funds

2

CRM FUNDS

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Shares		Value
Common Stock — 95.0%
Consumer Discretionary — 8.4%
Media — 2.3%
22,300	McGraw-Hill, Inc. (The)	$1,217,357

Retailing — 6.1%
47,800	American Eagle Outfitters, Inc.	1,007,624
23,170	Dollar General Corp.[1]	1,194,182
20,300	Nordstrom, Inc.	1,120,154

		3,321,960

Total Consumer Discretionary		4,539,317

Consumer Staples — 5.7%
Food, Beverage & Tobacco — 4.2%
23,900	General Mills, Inc.	952,415
32,300	Kraft Foods, Inc. — Class A	1,335,605
100	PepsiCo, Inc.	7,077

		2,295,097

Household & Personal Products — 1.5%
11,400	Clorox Co. (The)	821,370

Total Consumer Staples		3,116,467

Energy — 9.4%
39,600	Cameco Corp.	770,220
9,400	EOG Resources, Inc.	1,053,270
10,100	National Oilwell Varco, Inc.	809,111
16,950	Occidental Petroleum Corp.	1,458,717
14,200	Schlumberger Ltd.	1,027,086

Total Energy		5,118,404

Financials — 17.8%
Banks — 6.4%
25,900	PNC Financial Services Group, Inc.	1,634,290
33,200	SunTrust Banks, Inc.	938,564
100,650	TFS Financial Corp.[1]	912,896

		3,485,750

Diversified Financials — 6.4%
38,300	JPMorgan Chase & Co.	1,550,384
39,900	Lazard Ltd. — Class A	1,166,277
18,700	State Street Corp.	784,652

		3,501,313

Insurance — 2.3%
36,300	Marsh & McLennan, Inc.	1,231,659

Real Estate — 2.7%
30,350	Rayonier, Inc.	1,487,453

Total Financials		9,706,175

Health Care — 10.4%
Health Care Equipment & Services — 5.6%
37,100	CONMED Corp.	1,057,350
9,600	Cooper Cos., Inc. (The)	906,816
25,750	St. Jude Medical, Inc.	1,084,848

		3,049,014

Shares		Value
Health Care — (continued)
Pharmaceuticals, Biotechnology & Life Sciences — 4.8%
13,850	BioMarin Pharmaceutical, Inc.[1]	$557,739
27,400	Hospira, Inc.[1]	899,268
25,000	Merck & Co., Inc.	1,127,500

		2,584,507

Total Health Care		5,633,521

Industrials — 17.8%
Capital Goods — 14.4%
29,200	Fortune Brands Home & Security, Inc.[1]	788,692
66,800	General Electric Co.	1,517,028
12,150	Pall Corp.	771,404
18,950	Pentair Ltd.	843,464
13,100	Snap-On, Inc.	941,497
17,100	Stanley Black & Decker, Inc.	1,303,875
61,700	Tyco International Ltd.	1,690,580

		7,856,540

Commercial & Professional Services — 3.4%
9,350	Dun & Bradstreet Corp. (The)	744,447
39,800	Geo Group, Inc. (The)	1,101,266

		1,845,713

Total Industrials		9,702,253

Information Technology — 15.8%
Software & Services — 8.3%
14,500	Automatic Data Processing, Inc.	850,570
26,200	BMC Software, Inc.[1]	1,087,038
21,000	IAC/InterActiveCorp.	1,093,260
75,800	Monster Worldwide, Inc.[1]	555,614
43,600	Parametric Technology Corp.[1]	950,480

		4,536,962

Technology Hardware & Equipment — 7.5%
42,300	EMC Corp.[1]	1,153,521
113,900	Intermec, Inc.[1]	707,319
21,350	Motorola Solutions, Inc.	1,079,242
18,200	QUALCOMM, Inc.	1,137,318

		4,077,400

Total Information Technology		8,614,362

Materials — 3.9%
12,150	Airgas, Inc.	999,945
20,100	FMC Corp.	1,113,138

Total Materials		2,113,083

Utilities — 5.8%
23,400	American Water Works Co., Inc.	867,204
45,100	NiSource, Inc.	1,149,148
30,300	Northeast Utilities	1,158,369

Total Utilities		3,174,721

Total Common Stock (Cost $47,336,676)		51,718,303

See accompanying notes.	CRM Funds

1

CRM FUNDS

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2012 (Unaudited)

Shares		Value
Short-Term Investments — 5.1%
1,384,554	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.16%[2]	$1,384,554
1,384,552	Blackrock Liquidity Funds TempFund Portfolio — Institutional Series, 0.14%[2]	1,384,552

Total Short-Term Investments (Cost $2,769,106)		2,769,106

Total Investments — 100.1% (Cost $50,105,782)[3]		54,487,409
Liabilities in Excess of Other Assets — (0.1%)		(52,233)

Total Net Assets — 100.0%		$54,435,176

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of September 30, 2012 is as follows:

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities Common Stock	$51,718,303	$51,718,303	—	—
Short-Term Investments	2,769,106	2,769,106	—	—

Total	$54,487,409	$54,487,409	—	—

[1]	Non-income producing security.
[2]	Rate represents an annualized yield at date of measurement.
[3]

The cost for Federal income tax purposes was $50,631,098. At September 30, 2012, net unrealized appreciation was $3,856,311. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $5,069,852, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $1,213,541.

See accompanying notes.	CRM Funds

2

CRM FUNDS

CRM GLOBAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Shares		Value
Common Stock — 94.6%
Austria — 1.0%
10,550	Andritz AG	$598,188

Total Austria		598,188

Bermuda — 3.5%
76,800	Catlin Group Ltd.	591,234
7,100	Credicorp Ltd.	889,488
14,500	Seadrill Ltd.	569,626

Total Bermuda		2,050,348

Brazil — 1.8%
60,300	Vale SA, ADR[2]	1,046,808

Total Brazil		1,046,808

Chile — 2.3%
4,375,500	Banco de Chile	611,657
36,370	ENTEL Chile SA	757,924

Total Chile		1,369,581

Finland — 1.5%
40,600	Elisa OYJ	918,755

Total Finland		918,755

France — 3.6%
7,200	BioMerieux	668,142
6,700	Pernod-Ricard SA	751,543
6,670	Technip SA	741,114

Total France		2,160,799

Germany — 4.3%
8,500	Adidas AG	697,521
5,150	Brenntag AG	659,913
6,850	Linde AG	1,180,664

Total Germany		2,538,098

Indonesia — 2.2%
1,679,000	Bank Negara Indonesia Persero Tbk PT	685,714
649,000	Telekomunikasi Indonesia Tbk PT	637,073

Total Indonesia		1,322,787

Ireland — 3.0%
241,800	C&C Group PLC[3]	1,150,615
10,800	Covidien PLC[3]	641,736

Total Ireland		1,792,351

Japan — 14.6%
15,000	Benesse Holdings, Inc.	725,840
43,700	Bridgestone Corp.	1,013,501
24,400	Canon, Inc.	783,184
175,000	Isuzu Motors Ltd.	843,282
28,000	JGC Corp.	932,519
56,600	JSR Corp.	926,276
42,100	Nichi-Iko Pharmaceutical Co. Ltd.	992,257
12,500	Nitto Denko Corp.	594,998
45,900	Sega Sammy Holdings, Inc.	866,114

Shares		Value
Japan — (continued)
89,800	Sumitomo Electric Industries Ltd.	$949,694

Total Japan		8,627,665

Mexico — 1.9%
82,000	Grupo Financiero Santander Mexico SAB de CV, ADR[1,2]	1,123,400

Total Mexico		1,123,400

Netherlands — 2.6%
78,300	ING Groep N.V.[1]	620,152
18,200	Koninklijke DSM N.V.	907,894

Total Netherlands		1,528,046

Switzerland — 4.7%
16,500	Pentair Ltd.	734,415
3,100	Roche Holding AG	579,845
53,700	Tyco International Ltd.	1,471,380

Total Switzerland		2,785,640

United Arab Emirates — 1.7%
100,200	Dragon Oil PLC[3]	981,160

Total United Arab Emirates		981,160

United Kingdom — 11.8%
28,200	Antofagasta PLC[3]	576,748
19,800	Croda International PLC[3]	777,283
64,500	Rolls-Royce Holdings PLC[3]	879,892
16,950	SABMiller PLC[3]	745,803
35,843	Standard Chartered PLC[3]	812,166
44,700	Subsea 7 SA	1,032,543
44,700	Tullow Oil PLC[3]	991,634
41,300	Weir Group PLC (The)[3]	1,182,300

Total United Kingdom		6,998,369

United States — 34.1%
14,100	Automatic Data Processing, Inc.	827,106
19,200	BMC Software, Inc.[1]	796,608
15,200	Dollar General Corp.[1]	783,408
14,400	DSW, Inc. — Class A	960,768
28,100	EMC Corp.[1]	766,287
92,550	LSI Corp.[1]	639,520
12,100	McGraw-Hill Companies, Inc. (The)	660,539
19,200	Merck & Co., Inc.	865,920
33,700	Mondelez International, Inc. — Class A	894,735
52,500	Monster Worldwide, Inc.[1]	384,825
17,300	Motorola Solutions, Inc.	874,515
30,100	NiSource, Inc.	766,948
15,200	Nordstrom, Inc.	838,736
19,800	Northeast Utilities	756,954
11,200	Occidental Petroleum Corp.	963,872
10,600	Pall Corp.	672,994
12,000	PepsiCo, Inc.	849,240

CRM Funds

1

CRM FUNDS

CRM GLOBAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

Shares		Value
United States — (continued)
16,200	PNC Financial Services Group, Inc.	$1,022,220
16,100	QUALCOMM, Inc.	1,006,089
17,700	Rayonier, Inc.	867,477
13,600	Schlumberger Ltd.	983,688
18,900	St. Jude Medical, Inc.	796,257
13,600	Stanley Black & Decker, Inc.	1,037,000
13,700	State Street Corp.	574,852
38,500	Yahoo!, Inc.[1]	615,038

Total United States		20,205,596

Total Common Stock (Cost $51,426,037)		56,047,591

Short-Term Investments — 10.7%
3,174,923	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.16%[4]	3,174,923
3,174,923	Blackrock Liquidity Funds TempFund Portfolio — Institutional Series, 0.14%[4]	3,174,923

Total Short-Term Investments (Cost $6,349,846)		6,349,846

Total Investments — 105.3% (Cost $57,775,883)[5]		62,397,437
Liabilities in Excess of Other Assets — (5.3%)		(3,165,623)

Total Net Assets — 100.0%		$59,231,814

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of September 30, 2012 is as follows:

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities Common Stock
Austria	$598,188	—	$598,188	—
Bermuda	2,050,348	$889,488	1,160,860	—
Brazil	1,046,808	1,046,808	—	—
Chile	1,369,581	1,369,581	—	—
Finland	918,755	—	918,755	—
France	2,160,799	—	2,160,799	—
Germany	2,538,098	—	2,538,098	—
Indonesia	1,322,787	—	1,322,787	—
Ireland	1,792,351	1,792,351	—	—
Japan	8,627,665	—	8,627,665	—
Mexico	1,123,400	1,123,400	—	—
Netherlands	1,528,046	—	1,528,046	—
Switzerland	2,785,640	2,205,795	579,845	—
United Arab Emirates	981,160	—	981,160	—
United Kingdom	6,998,369	—	6,998,369	—
United States	20,205,596	20,205,596	—	—
Short-Term Investments	6,349,846	6,349,846	—	—

Total	$62,397,437	$34,982,865	$27,414,572	—

CRM Funds

2

CRM FUNDS

CRM GLOBAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2012 (Unaudited)

Certain foreign securities are fair valued by utilizing an external pricing service in the event of any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the hierarchy. Significant market movements were deemed not to have occurred at September 30, 2012 and therefore the Fund did not utilize the external pricing service model adjustments. As a result, securities still held by the Fund were transferred from Level 2 into Level 1 with an end of period value of $1,150,615.

[1]	Non-income producing security.
[2]	ADR — American Depository Receipt.
[3]	PLC — Public Limited Company.
[4]	Rate represents an annualized yield at date of measurement.
[5]

The cost for Federal income tax purposes was $58,725,561. At September 30, 2012, net unrealized appreciation was $3,671,876. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $5,718,402, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $2,046,526.

CRM Funds

3

CRM FUNDS

CRM INTERNATIONAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Shares		Value
Common Stock — 93.9%
Austria — 1.0%
3,300	Andritz AG	$187,111

Total Austria		187,111

Belgium — 1.4%
2,300	Solvay SA	266,539

Total Belgium		266,539

Bermuda — 3.4%
25,150	Catlin Group Ltd.	193,613
2,300	Credicorp Ltd.	288,144
4,500	Seadrill Ltd.	176,781

Total Bermuda		658,538

Brazil — 4.0%
16,700	Petroleo Brasileiro SA, ADR[2]	383,098
22,410	Vale SA, ADR[2]	389,038

Total Brazil		772,136

Canada — 5.7%
8,100	Canadian Natural Resources Ltd.	249,896
8,450	Cenovus Energy, Inc.	294,904
11,600	Pacific Rubiales Energy Corp.	277,168
21,400	Trican Well Service Ltd.	278,411

Total Canada		1,100,379

Chile — 2.5%
1,809,500	Banco de Chile	252,952
11,380	ENTEL Chile SA	237,151

Total Chile		490,103

Finland — 1.5%
12,900	Elisa OYJ	291,920

Total Finland		291,920

France — 6.3%
17,300	AXA SA	257,557
2,350	BioMerieux	218,074
2,500	Cie Generale Des Etablissements Michelin — Class B	195,754
2,800	Pernod-Ricard SA	314,077
2,200	Technip SA	244,446

Total France		1,229,908

Germany — 5.4%
2,800	Adidas AG	229,772
2,500	BASF SE	211,240
1,700	Brenntag AG	217,835
2,300	Linde AG	396,427

Total Germany		1,055,274

Indonesia — 2.1%
527,000	Bank Negara Indonesia Persero Tbk PT	215,230
204,000	Telekomunikasi Indonesia Tbk PT	200,251

Total Indonesia		415,481

Shares		Value
Ireland — 5.0%
75,150	C&C Group PLC[3]	$357,604
25,850	UBM PLC[3]	292,808
23,500	WPP PLC[3]	320,092

Total Ireland		970,504

Japan — 24.7%
4,900	Benesse Holdings, Inc.	237,108
14,400	Bridgestone Corp.	333,968
9,100	Canon, Inc.	292,089
9,400	Chugai Pharmaceutical Co. Ltd.	197,019
51,000	Daicel Corp.	305,467
18,000	H2O Retailing Corp.	205,459
57,000	Isuzu Motors Ltd.	274,669
4,900	Itochu Techno-Solutions Corp.	254,678
9,000	JGC Corp.	299,738
18,700	JSR Corp.	306,031
9,600	Kao Corp.	282,252
25,300	Kuraray Co. Ltd	287,316
13,400	Nichi-Iko Pharmaceutical Co. Ltd.	315,825
4,100	Nitto Denko Corp.	195,160
14,500	Sega Sammy Holdings, Inc.	273,609
29,500	Sumitomo Electric Industries Ltd.	311,982
7,400	Tokio Marine Holdings, Inc.	188,305
4,300	Unicharm Corp.	246,848

Total Japan		4,807,523

Mexico — 1.9%
26,900	Grupo Financiero Santander Mexico SAB de CV, ADR[1,2]	368,530

Total Mexico		368,530

Netherlands — 2.4%
24,730	ING Groep N.V.[1]	195,867
5,650	Koninklijke DSM N.V.	281,846

Total Netherlands		477,713

Singapore — 1.4%
364,000	Hutchison Port Holdings Trust	263,900

Total Singapore		263,900

Sweden — 1.0%
10,500	Swedbank AB — Class A	197,494

Total Sweden		197,494

Switzerland — 2.8%
3,300	Aryzta AG	158,401
1,025	Roche Holding AG	191,723
16,350	UBS AG	199,090

Total Switzerland		549,214

Taiwan — 1.3%
46,200	Siliconware Precision Industries Co., ADR[2]	254,562

Total Taiwan		254,562

See accompanying notes.	CRM Funds

CRM FUNDS

CRM INTERNATIONAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

Shares		Value
Turkey — 1.0%
25,100	Turkiye Halk Bankasi AS	$195,687

Total Turkey		195,687

United Arab Emirates — 1.6%
31,500	Dragon Oil PLC[3]	308,448

Total United Arab Emirates		308,448

United Kingdom — 17.5%
9,300	Antofagasta PLC[3]	190,204
6,400	Croda International PLC[3]	251,243
253,800	Hays PLC[3]	316,834
21,150	Hunting PLC[3]	283,090
19,000	IMI PLC[3]	276,786
15,500	Pearson PLC[3]	303,004
20,785	Rolls-Royce Holdings PLC[3]	283,543
5,300	SABMiller PLC[3]	233,201
12,533	Standard Chartered PLC[3]	283,985
12,750	Subsea 7 SA	294,517
13,500	Tullow Oil PLC[3]	299,487
13,600	Weir Group PLC (The)[3]	389,329

Total United Kingdom		3,405,223

Total Common Stock (Cost $17,191,616)		18,266,187

Short-Term Investments — 8.9%
867,418	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.16%[4]	867,418
867,418	Blackrock Liquidity Funds TempFund Portfolio — Institutional Series, 0.14%[4]	867,418

Total Short-Term Investments (Cost $1,734,836)		1,734,836

Total Investments — 102.8% (Cost $18,926,452)[5]		20,001,023
Liabilities in Excess of Other Assets — (2.8%)		(545,306)

Total Net Assets — 100.0%		$19,455,717

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of September 30, 2012 is as follows:

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities Common Stock
Austria	$187,111	—	$187,111	—
Belgium	266,539	—	266,539	—
Bermuda	370,394	—	370,394	—
Brazil	772,136	$772,136	—	—
Canada	1,100,379	1,100,379	—	—
Chile	490,103	490,103	—	—
Finland	291,920	—	291,920	—
France	1,229,908	—	1,229,908	—
Germany	1,055,274	—	1,055,274	—
Indonesia	415,481	—	415,481	—
Ireland	970,504	357,604	612,900	—
Japan	4,807,523	246,848	4,560,675	—
Mexico	368,530	368,530
Netherlands	477,713	—	477,713	—
Peru	288,144	288,144	—	—
Singapore	263,900	263,900	—	—
Sweden	197,494		197,494
Switzerland	549,214	—	549,214	—
Taiwan	254,562	254,562
Turkey	195,687	—	195,687	—
United Arab Emirates	308,448	—	308,448	—
United Kingdom	3,405,223	—	3,405,223	—
Short-Term Investments	1,734,836	1,734,836	—	—

Total	$20,001,023	$5,877,042	$14,123,981	—

See accompanying notes.	CRM Funds

CRM FUNDS

CRM INTERNATIONAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2012 (Unaudited)

Certain foreign securities are fair valued by utilizing an external pricing service in the event of any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the hierarchy. Significant market movements were deemed not to have occurred at September 30, 2012 and therefore the Fund did not utilize the external pricing service model adjustments. As a result, securities still held by the Fund were transferred from Level 2 into Level 1 with an end of period value of $357,604.

[1]	Non-income producing security.
[2]	ADR — American Depository Receipt.
[3]	PLC — Public Limited Company.
[4]	Rate represents an annualized yield at date of measurement.
[5]

The cost for Federal income tax purposes was $19,142,825. At September 30, 2012, net unrealized appreciation was $858,198. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $1,552,035, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $693,837.

See accompanying notes.	CRM Funds

Item 2. Controls and Procedures.

(a)

The Registrant’s Principal Executive and Principal Financial Officers, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective based on the evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of the Principal Executive Officer and Principle Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	CRM Mutual Fund Trust

By (Signature and Title)*	/s/ Ronald H. McGlynn
Ronald H. McGlynn, President and Chief Executive Officer
(Principal Executive Officer)

Date	11/7/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ronald H. McGlynn
Ronald H. McGlynn, President and Chief Executive Officer
(Principal Executive Officer)

Date	11/7/2012

By (Signature and Title)*	/s/ Carlos A. Leal
Carlos A. Leal, Treasurer and Chief Financial Officer
(Principal Financial Officer)

Date	11/7/2012

* Print the name and title of each signing officer under his or her signature.